2. Basis for preparation and disclosure of the consolidated financial statements (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Changes In Contractual Assets And Liabilities Abstract
Beginning balance	R$ (12,305)
Additions	(23,545)
Write-off	15,052
Ending balance	R$ (20,798)